Series A Preferred Stock and Common Stock Purchase Warrants (Details) - Schedule of fair value of the series A preferred derivative liability - $ / shares		1 Months Ended		3 Months Ended	12 Months Ended
	Jul. 03, 2016	Dec. 17, 2015	Dec. 17, 2014	Mar. 31, 2022	Dec. 31, 2021	Dec. 20, 2021
Series A Preferred Stock and Common Stock Purchase Warrants (Details) - Schedule of fair value of the series A preferred derivative liability [Line Items]
Stock price on valuation date (in Dollars per share)						$ 10.5
Risk-free rate	25.00%	25.00%	50.00%
Expected life of the Warrant to convert (years)						3 years
Equity volatility						73.00%
Timing of liquidity event						Q3 2022 – Q2 2023
Expected probability of event						90.00%
Initial exercise price (in Dollars per share)						$ 9.91
Series A Preferred Derivative Liability [Member]
Series A Preferred Stock and Common Stock Purchase Warrants (Details) - Schedule of fair value of the series A preferred derivative liability [Line Items]
Initial exercise price (in Dollars per share)				$ 9.9	$ 9.91
Stock price on valuation date (in Dollars per share)				$ 2.04	$ 10.37
Risk-free rate				2.40%	0.96%
Expected life of the Warrant to convert (years)				2 years 8 months 23 days	2 years 11 months 19 days
Equity volatility				110.00%	70.00%
Timing of liquidity event				Q4 2022 – Q1 2023
Expected probability of event				90.00%
Probability of volume failure					92.00%
Rounded 10 day average daily volume (in 1,000’s) (in Shares)					908
Initial exercise price (in Dollars per share)				$ 9.91
Series A Preferred Derivative Liability [Member] | Minimum [Member]
Series A Preferred Stock and Common Stock Purchase Warrants (Details) - Schedule of fair value of the series A preferred derivative liability [Line Items]
Stock price on valuation date (in Dollars per share)				$ 1.93
Risk-free rate				1.03%
Expected life of the Warrant to convert (years)				2 years 8 months 19 days
Equity volatility				70.00%
Probability of volume failure				93.00%
Rounded 10 day average daily volume (in 1,000’s) (in Shares)				332
Series A Preferred Derivative Liability [Member] | Maximum [Member]
Series A Preferred Stock and Common Stock Purchase Warrants (Details) - Schedule of fair value of the series A preferred derivative liability [Line Items]
Stock price on valuation date (in Dollars per share)				$ 10.75
Risk-free rate				2.40%
Expected life of the Warrant to convert (years)				2 years 11 months 15 days
Equity volatility				90.00%
Probability of volume failure				99.00%
Rounded 10 day average daily volume (in 1,000’s) (in Shares)				873
Monte Carlo Simulation Model [Member]
Series A Preferred Stock and Common Stock Purchase Warrants (Details) - Schedule of fair value of the series A preferred derivative liability [Line Items]
Stock price on valuation date (in Dollars per share)					$ 10.5
Risk-free rate					0.91%
Expected life of the Warrant to convert (years)					3 years
Equity volatility					73.00%
Timing of liquidity event					Q3 2022 – Q2 2023
Expected probability of event					90.00%
Initial exercise price (in Dollars per share)					$ 9.91